Statements of Operations (Unaudited) - JPY (¥) ¥ in Thousands		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue		¥ 254,222	¥ 354,008
Cost of revenue		2,898	2,396
Gross profit		251,324	351,612
Operating expenses:
Research and development			57,304
Selling, general and administrative expenses		901,512	571,502
Total operating expenses		901,512	628,806
Loss from operations		(650,188)	(277,194)
Other expenses, net		(20,327)	(477)
Interest expenses		(7,087)
Loss before income taxes		(677,602)	(277,671)
Income tax expenses
Net loss		¥ (677,602)	¥ (277,671)
Net loss per share attributable to shareholders, basic		¥ (15.5)	¥ (6.6)
Net loss per share attributable to shareholders, diluted		¥ (15.5)	¥ (6.6)
Weighted-average shares outstanding used to compute net loss per share, basic	[1]	43,775,934	42,210,000
Weighted-average shares outstanding used to compute net loss per share, diluted	[1]	43,775,934	42,210,000

[1]	Giving retroactive effect to the 1 for 6 sub-division effected on January 7, 2025.